Concentration	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Concentration [Abstract]
CONCENTRATION

NOTE 15 – CONCENTRATION

For the three months ended March 31, 2018, three of our customers accounted for approximately 38%, 23%, and 14% of sales. No sales were recorded for the three months ended March 31, 2017.

For the three months ended March 31, 2018, the company purchased approximately 16% of its products from one distributor, as compared to the three months ended March 31, 2017, where no distributor accounted for more than 10% of product purchased.

For the three months ended March 31, 2018, one of our customers accounted for 757% of accounts receivable, as compared to the three months ended March 31, 2017, where no customer accounted for more than 10% of accounts receivable.

NOTE 15 – CONCENTRATION

For the year ended December 31, 2017, two of our customers accounted for approximately 45% and 23% of sales. For the year ended December 31, 2016, one of our customer accounted for approximately 94% of sales.

For the year ended December 31, 2017, the company purchased approximately 13% of its products from one distributor, as compared to 2016 where no distributor accounted for more than 10% of product purchased.

For the year ended December 31, 2017, three of our customers accounted for 54%, 15% and 15% of accounts receivable, as compared to 2016 where no customer accounted for more than 10% of accounts receivable.